Other operating expenses (Tables)	6 Months Ended
Jun. 30, 2024
Other operating expenses [Abstract]
Summary of other operating expenses

Other operating expenses
in EUR million	30 June 2024	30 June 2023
Regulatory costs	446	616
Audit and non-audit services	19	19
IT related expenses	497	429
Advertising and public relations	199	175
External advisory fees	135	142
Office expenses	143	150
Travel and accommodation expenses	60	59
Contributions and subscriptions	72	63
Postal charges	18	20
Depreciation of property and equipment	224	225
Amortisation of intangible assets	107	103
(Reversals of) impairments of property and equipment	6	5
(Reversals of) impairments of intangible assets	3	0
Addition to / (unused amounts reversed of) provision for reorganisations	57	46
Addition to / (unused amounts reversed of) other provisions	34	19
Other	372	304
	2,393	2,376